SCHEDULE OF DECOMMISSIONING OBLIGATIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Asset Retirement Obligation Disclosure [Abstract]
Decommissioning obligations, beginning of the year	$ 1,627,465	$ 792,814	$ 2,382,573
Obligations acquired		784,418
Obligations derecognized		(140,704)	(116,192)
Change in estimates		234,331
Change in discount rate		(81,236)	295,152
Accretion expense	24,714	11,722	45,371
Reclassification to liabilities held for sale			(1,801,221)
Foreign exchange movement	(7,008)	26,120	(12,869)
Decommissioning obligation	$ 1,645,171	$ 1,627,465	$ 792,814